Acquisition of the Oriental VIP Room (Details 1) (VIP Room [Member], USD $)	Jun. 30, 2013
Total Estimated Purchase Price	$ 57,803,560
Bad Debt Guarantee [Member]
Total Estimated Purchase Price	16,881
Non Compete Agreement [Member]
Total Estimated Purchase Price	585,588
Profit Interest Agreement [Member]
Total Estimated Purchase Price	56,594,633
Goodwill [Member]
Total Estimated Purchase Price	$ 606,458